Filed pursuant to Rule 497(k)
1933 Act File No. 033-52154
1940 Act File No. 811-07168

HENNESSY JAPAN SMALL CAP FUND
Investor Class  HJPSX  |  Institutional Class  HJSIX

Summary Prospectus
February 28, 2025

hennessyfunds.com  |  1-800-966-4354

The Fund’s Prospectus and Statement of Additional Information, both dated February 28, 2025, as may be supplemented from time to time, are incorporated by reference into this Summary Prospectus. Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus, reports to shareholders, and other information about the Fund at no cost online at https://www.hennessyfunds.com/funds/regulatory-documents, by calling 1-800-966-4354 or 1-415-899-1555, or by emailing fundsinfo@hennessyfunds.com.

Investment Objective

The Hennessy Japan Small Cap Fund seeks long-term capital appreciation.

Fund Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

SHAREHOLDER FEES		Investor		Institutional
(fees paid directly from your investment)		None		None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.80%		0.80%
Distribution and Service (12b-1) Fees		0.15%		None
Other Expenses		0.58%		0.33%
Shareholder Servicing	0.10%		None
Remaining Other Expenses[1]	0.48%		0.33%
Total Annual Fund Operating Expenses		1.53%		1.13%

[1]
Includes acquired fund fees and expenses that do not exceed 0.01% of the Fund’s average daily net assets. Acquired fund fees and expenses are not reflected in the Fund’s financial statements, so the information presented in the expense table may differ from that presented in the financial highlights.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on those assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Investor	$156	$483	$834	$1,824
Institutional	$115	$359	$622	$1,375

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.

Principal Investment Strategy

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of smaller Japanese companies, typically considered to be companies with market capitalizations in the bottom 20% of all publicly traded Japanese companies.  As of December 31, 2024, the bottom 20% of publicly traded Japanese companies had market capitalizations below approximately 560 billion Japanese yen, or the equivalent of $3.5 billion.  This market capitalization range will vary due to market conditions.  The Fund considers a Japanese company to be a company organized under the laws of Japan, for which the principal securities trading market is Japan, or that has a majority of its assets or business in Japan. Investments primarily include common stocks. As a non-principal investment strategy, the Fund may also invest in preferred stocks, warrants and other rights, securities convertible into or exchangeable for common stocks, such as convertible bonds, and investments in Japan real estate investment trusts or other investment companies (including exchange-traded funds, referred to as ETFs) that invest in equity securities of Japanese companies.

Using in-depth analysis and on-site research, the Portfolio Managers focus on stocks with a potential “value gap” by screening for small-cap companies that they identify as having strong businesses and management, trading at attractive prices.  The portfolio is limited to what the Portfolio Managers consider to be their best ideas and is unconstrained by its benchmarks.  The Portfolio Managers typically sell an investment when the reasons for buying it no longer apply, such as when they determine that a company’s prospects have changed, that a company’s stock is fully valued by the market, or that the company is beginning to show deteriorating fundamentals.  They also may sell an investment if it becomes, in their determination, too large of a position in the Fund.

Principal Risks

As with any security, there are market and investment risks associated with an investment in the Fund. The value of an investment will fluctuate over time, and it is possible to lose money. The principal risks of investing in the Fund include the following:

Foreign Securities, Foreign Currency, and Japan-Specific Risk: There are specific risks associated with investing in the securities of foreign companies, including fluctuations in the exchange rates of foreign currencies that impact the U.S. dollar value of a security. The Fund concentrates its investments in the securities of Japanese companies, and the Fund’s performance may be affected by the social, political, and economic conditions in Japan. The Japanese economy has at times in the past been negatively affected by government intervention and protectionism, a deflationary macroeconomic environment, a heavy reliance on international trade, and natural disasters. Some of these factors, as well as a large government debt burden, an aging population, and changes to fiscal, monetary, or trade policies, may affect Japanese markets and the Fund’s performance. Japan’s international trade impacts Japan’s economic growth, and adverse economic conditions in the United States or other trading partners may affect Japan. Japan also has a growing economic relationship with China and other Southeast Asian countries, and thus Japan’s economy may also be affected by economic, political, and social instability in those countries.

Industry Concentration Risk: From time to time, the Fund may concentrate its investments in one or more industry sectors. The Fund is currently substantially invested in the Industrials sector, and its performance is therefore tied closely to, and affected by, developments in this industry. Companies in the Industrials sector may be adversely affected by changes in the supply of and demand for products and services, product obsolescence, environmental liabilities, and product liability.

Small-Sized and Medium-Sized Companies Risk:  The Fund invests in small-sized and medium-sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies. Smaller companies may have limited product lines, markets, and financial resources, and their management may be dependent on fewer key individuals.

Investment Company Securities Risk:  When the Fund invests in another investment company (including an ETF), it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by the other investment company’s losses and the level of risk arising from its investment practices (such as the use of leverage). The Fund has no control over the risks taken by the other investment company.

ETF Risk: In addition to risks generally associated with investments in investment company securities, investments in ETFs are subject to the following additional risks that do not apply to non-ETFs: (i) an ETF’s shares may trade at a market price that is above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; and (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Market and Equity Investments Risk:  The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, an industry, a sector of the economy, or the market as a whole. The value of equity securities fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, political and other events, forecasts for the issuer’s industry, and the value of the issuer’s assets.

Tax Law Change Risk:  Tax law is subject to change, possibly with retroactive effect, or to different interpretations. For example, tax legislation enacted in 2017 (the Tax Cuts and Jobs Act) resulted in fundamental changes to the Internal Revenue Code (some of which are set to expire in 2025). More recently, the Inflation Reduction Act of 2022 added a 15% alternative minimum tax on large corporations and a 1% excise tax on repurchases of stock by publicly traded corporations and certain affiliates. Such legislation, as well as possible future U.S. tax legislation and administrative guidance, could materially affect the value of or tax consequences of your investment in the Fund. Prospective shareholders should consult their own tax advisors regarding the impact to them of possible changes in tax laws.

Performance Information

The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for one, five, and ten years compare with those of an index that reflects a broad measure of market performance, the Tokyo Stock Price Index (TOPIX), as well as an additional index that reflects the types of securities in which the Fund invests, the Russell/Nomura Small Cap™ Index. For additional information on these indices, please see “Descriptions of Indices” on page 68 of this Prospectus. The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance.  Performance may be higher or lower in the future. Updated performance information is available at www.hennessyfunds.com.

HENNESSY JAPAN SMALL CAP FUND
CALENDAR YEAR TOTAL RETURNS OF INVESTOR SHARES

For the period shown in the bar chart, the Fund’s highest quarterly return was 19.35% for the quarter ended June 30, 2020, and the lowest quarterly return was -23.20% for the quarter ended March 31, 2020.

Performance of the Fund’s Institutional Class shares differs from that of the Fund’s Investor Class shares because the share classes have different expenses and inception dates.

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2024)

	One	Five	Ten
	Year	Years	Years
Hennessy Japan Small Cap
Fund – Investor Shares

Return before taxes	8.23%	2.63%	8.03%

Return after taxes
on distributions	7.54%	2.53%	7.71%

Return after taxes
on distributions and
sale of Fund shares	5.74%	2.20%	6.61%

Hennessy Japan Small Cap
Fund – Institutional Shares

Return before taxes	8.68%	3.04%	8.41%

Russell/Nomura
Small Cap™ Index
(reflects no deduction for
fees, expenses, or taxes)	4.21%	1.59%	5.85%

TOPIX
(reflects no deduction for
fees, expenses, or taxes)	8.05%	4.82%	6.57%

We use the Russell/Nomura Small Cap™ Index as an additional index because it reflects the performance of investments similar to those of the Fund.

The after-tax returns are calculated using the highest historical individual stated federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for Investor Class shares only, and after-tax returns for Institutional Class shares will vary.

The inception date of the Fund’s Institutional Class shares is June 15, 2015.  Performance shown prior to the inception of Institutional Class shares reflects the performance of the Fund’s Investor Class shares and includes expenses that are not applicable to, and are higher than, those of Institutional Class shares.

Returns are presented in U.S. dollar terms.

Investment Manager

Hennessy Advisors, Inc. is the investment manager of the Fund.

Sub-Advisor

The sub-advisor for the Fund is SPARX Asset Management Co., Ltd., located in Tokyo, Japan.

Portfolio Managers

Takenari Okumura, CMA, and Tadahiro Fujimura, CFA and CMA, are primarily responsible for the day-to-day management of the portfolio of the Fund and for developing and executing the Fund’s investment program. Mr. Okumura has served as Portfolio Manager of the Fund since February 2020, and Mr. Fujimura has served as Portfolio Manager of the Fund since its inception in 2007.

Purchase and Sale of Fund Shares

Institutional Class shares are available only to shareholders who invest directly in Fund shares or who invest through certain broker-dealers or financial institutions that have entered into appropriate arrangements with a Fund.

To purchase Fund shares, you may contact your broker-dealer or other financial intermediary. To purchase Fund shares directly from the Hennessy Funds, or for assistance with completing your application, please call 1-800-966-4354 or 1-415-899-1555 between 9:00 a.m. and 7:00 p.m. Eastern time/6:00 a.m. and 4:00 p.m. Pacific time on Monday through Thursday or between 9:00 a.m. and 5:00 p.m. Eastern time/6:00 a.m. and 2:00 p.m. Pacific time on Friday (excluding holidays).  You may buy Fund shares any day the New York Stock Exchange (“NYSE”) is open.

The minimum initial investment in Investor Class shares of a Fund is $2,500 for regular accounts and $250 for Individual Retirement Accounts.  The minimum initial investment in Institutional Class shares of a Fund is $250,000.  For corporate-sponsored retirement plans, there is no minimum initial investment for either Investor Class or Institutional Class shares.  There is no subsequent minimum investment requirement.  A $100 minimum exists for each additional investment made through an Automatic Investment Plan.  The Funds may waive the minimum investment requirements from time to time.  Investors purchasing Fund shares through financial intermediaries’ asset-based fee programs may have the above minimums waived by their intermediary, since the intermediary, rather than the Funds, absorbs the increased costs of small purchases.

You may redeem Fund shares each day the NYSE is open either by mail (Hennessy Funds, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, WI 53201-0701) or by calling the Transfer Agent at 1-800-261-6950 between 9:00 a.m. and 8:00 p.m. Eastern time/6:00 a.m. and 5:00 p.m. Pacific time on Monday through Friday (excluding holidays).  Investors who wish to redeem Fund shares through a broker-dealer or other financial intermediary should contact the intermediary regarding the hours during which orders to redeem Fund shares may be placed.

Tax Information

The Funds’ distributions generally will be taxable to you as ordinary income or capital gains regardless of whether they are paid in cash or reinvested in Fund shares, unless you invest through a tax-deferred arrangement, such as a 401(k) plan or an IRA, in which case such distributions may be taxable at a later date.

Payments to Broker-Dealers and
Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund, the Investment Manager, and their related companies may pay the intermediary for performing shareholder services or distribution-related services for the Fund, including, without limitation, administrative, sub-transfer agency type, recordkeeping, and shareholder communication services.  If made, these payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your financial adviser to recommend a Fund over another investment.  Similarly, such payments may cause financial intermediaries to elevate the prominence of the Fund within its organization by, for example, placing it on a list of preferred funds.  Ask your financial adviser or visit your financial intermediary’s website for more information.